Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares, Issued	266,592,023	142,773,113
Common Stock, Shares, Outstanding	266,592,023	142,773,113
Series A Preferred Stock
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	2,250,000	2,250,000
Preferred Stock, Shares Issued
Preferred Stock, Shares Outstanding
Series B Preferred Stock
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	8,000,000	8,000,000
Preferred Stock, Shares Issued		500,000
Preferred Stock, Shares Outstanding		500,000
Series C Preferred Stock
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	3,284,396	3,284,396
Preferred Stock, Shares Issued		3,284,396
Preferred Stock, Shares Outstanding		3,284,396
Series D Preferred Stock
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	7,500,000	7,500,000
Preferred Stock, Shares Issued
Preferred Stock, Shares Outstanding